Securities	6 Months Ended
Apr. 30, 2021
Text block [abstract]
Securities
Note 5.    Securities
Securities

$ millions, as at	2021 Apr. 30	2020 Oct. 31
	Carrying amount
Debt securities measured at FVOCI	$48,744	$53,968
Equity securities designated at FVOCI	685	585
Securities measured at amortized cost (1)	32,848	31,800
Securities mandatorily measured and designated at FVTPL	72,845	62,693
	$155,122	$149,046
(1)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2020: nil).
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at				2021 Apr. 30				2020 Oct. 31
	Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$9,498	$38	$(1)	$9,535	$11,379	$32	$(2)	$11,409
Other Canadian governments	12,998	143	(1)	13,140	15,187	128	–	15,315
U.S. Treasury and agencies	10,884	40	(1)	10,923	12,533	63	–	12,596
Other foreign governments	5,922	33	(3)	5,952	5,825	38	(2)	5,861
Mortgage-backed securities	1,845	38	–	1,883	2,320	49	(1)	2,368
Asset-backed securities	395	–	(1)	394	197	–	(2)	195
Corporate debt	6,898	21	(2)	6,917	6,194	31	(1)	6,224
	48,440	313	(9)	48,744	53,635	341	(8)	53,968
Corporate public equity (2)	67	28	–	95	30	15	(3)	42
Corporate private equity	556	68	(34)	590	546	43	(46)	543
	623	96	(34)	685	576	58	(49)	585
	$49,063	$409	$(43)	$49,429	$54,211	$399	$(57)	$54,5 53
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $18 million (October 31, 2020: $22 million).
(2)	Includes restricted stock.
The fair value of equity securities designated at FVOCI that were disposed of during the three months ended April 30, 2021 was nil ($7 million and nil for the three months ended January 31, 2021 and April 30, 2020, respectively) and $7 million for the six months ended April 30, 2021 (April 30, 2020: nil).
Net realized cumulative
after-tax
gains resulting from dispositions of equity securities designated at FVOCI and return on capital distributions from limited partnerships designated at FVOCI of $1 million were reclassified from AOCI to retained earnings for the three months ended April 30, 2021 ($3 million and $2 million for the three months ended January 31, 2021 and April 30, 2020, respectively) and $4 million for the six months ended April 30, 2021 (April 30, 2020: $31 million).
Dividend income recognized on equity securities designated at FVOCI that were still held as at April 30, 2021 was $1 million ($1 million and $1 million for the three months ended January 31, 2021 and April 30, 2020, respectively) and $2 million for the six months ended April 30, 2021 (April 30, 2020: $5 million). Dividend income recognized on equity securities designated at FVOCI that were disposed of as at April 30, 2021 was nil (nil and nil for the three months ended January 31, 2021 and April 30, 2020, respectively) and nil for the six months ended April 30, 2021 (April 30, 2020: nil).

Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
2021	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$17	$3	$–	$20
	Provision for (reversal of) credit losses (1)	(2)	1	–	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of period	$14	$4	$–	$18
2021	Debt securities measured at FVOCI
Jan. 31	Balance at beginning of period	$18	$4	$–	$22
	Provision for (reversal of) credit losses (1)	(1)	(1)	–	(2)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$17	$3	$–	$20
2020	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$14	$2	$6	$22
	Provision for (reversal of) credit losses (1)(2)	5	4	–	9
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	1	1
	Balance at end of period	$19	$6	$7	$32
(1)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.
(2)
Excludes stage 3 provisions for credit loss of $13 million for the three months ended April 30, 2020 for originated credit-impaired amortized cost securities that are recognized in the gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the six months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
2021	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$18	$4	$–	$22
	Provision for (reversal of) credit losses (1)	(3)	–	–	(3)
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of period	$14	$4	$–	$18
2020	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$14	$3	$6	$23
	Provision for (reversal of) credit losses (1)(2)	4	4	–	8
	Write-offs	–	–	–	–
	Foreign exchange and other	1	(1)	1	1
	Balance at end of period	$19	$6	$7	$32
(1)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.
(2)
Excludes stage 3 provisions for credit loss of $13 million for the six months ended April 30, 2020 for originated credit-impaired amortized cost securities that are recognized in the gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.